Revenue Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Revenue, Performance Obligation [Abstract]
Revenue remaining performance obligations original expected duration	The Group has elected the practical expedient in ASC 606-10-50-14(a) not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.